UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07418

Legg Mason Global Trust, Inc.

(Exact name of registrant as specified in charter)

55 Water Street

New York, NY. 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: December 31

Date of reporting period: March 31, 2010

Item 1. Schedule of Investments.

LEGG MASON GLOBAL TRUST, INC.

LEGG MASON BATTERYMARCH

INTERNATIONAL EQUITY TRUST

FORM N-Q

MARCH 31, 2010

LEGG MASON BATTERYMARCH INTERNATIONAL EQUITY TRUST

Schedule of investments (unaudited)	March 31, 2010

SECURITY	SHARES	VALUE
COMMON STOCKS - 96.0%
CONSUMER DISCRETIONARY - 8.1%
Auto Components - 0.6%
GKN PLC	892,686	$1,869,417	*
Valeo SA	42,907	1,531,391	*

Total Auto Components		3,400,808

Automobiles - 2.1%
Bayerische Motoren Werke AG	108,688	5,017,607
Nissan Motor Co., Ltd.	601,600	5,154,365	*
Toyota Motor Corp.	47,975	1,921,771

Total Automobiles		12,093,743

Hotels, Restaurants & Leisure - 0.7%
OPAP SA	172,928	3,923,897

Household Durables - 1.0%
Sony Corp.	152,400	5,835,833

Leisure Equipment & Products - 1.5%
Fuji Photo Film Co., Ltd.	128,200	4,415,488
Sega Sammy Holdings Inc.	346,800	4,199,140

Total Leisure Equipment & Products		8,614,628

Media - 1.5%
Mediaset SpA	473,719	4,069,311
Publicis Groupe SA	64,213	2,747,585
Vivendi Universal SA	57,760	1,545,839

Total Media		8,362,735

Multiline Retail - 0.7%
Next PLC	130,069	4,271,294

TOTAL CONSUMER DISCRETIONARY		46,502,938

CONSUMER STAPLES - 8.4%
Beverages - 0.6%
Heineken Holding NV	77,500	3,447,484

Food & Staples Retailing - 4.0%
Aeon Co., Ltd.	374,600	4,251,263
Alimentation Couche-Tard Inc., Class B Shares	125,300	2,283,565
Carrefour SA	114,589	5,522,957
Lawson Inc.	63,300	2,701,540
Magnitogorsk Iron & Steel Works, GDR	158,134	1,916,584	*
Metro AG	87,400	5,184,618
Tesco PLC	178,454	1,179,215

Total Food & Staples Retailing		23,039,742

Food Products - 2.3%
Ajinomoto Co. Inc.	108,000	1,069,719
China Yurun Food Group Ltd.	856,000	2,612,899
Nestle SA, Registered Shares	104,930	5,373,881
Tate & Lyle PLC	415,694	2,865,163
Unilever NV, CVA	29,592	895,093

Total Food Products		12,816,755

Tobacco - 1.5%
British American Tobacco PLC	113,871	3,925,132
Imperial Tobacco Group PLC	154,535	4,713,585

Total Tobacco		8,638,717

TOTAL CONSUMER STAPLES		47,942,698

ENERGY - 8.2%
Energy Equipment & Services - 2.0%
Acergy SA	128,800	2,355,728
Aker Solutions ASA	180,800	2,829,183
Petroleum Geo-Services ASA	138,300	1,811,592	*
Tenaris SA	98,777	2,131,943
TGS Nopec Geophysical Co. ASA	108,300	2,297,858	*

Total Energy Equipment & Services		11,426,304

Oil, Gas & Consumable Fuels - 6.2%
BG Group PLC	115,805	2,004,246

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH INTERNATIONAL EQUITY TRUST

Schedule of investments (unaudited) (continued)	March 31, 2010

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - continued
BP PLC	1,205,390	$11,403,097
Eni SpA	175,161	4,109,417
OMV AG	61,345	2,301,730
Royal Dutch Shell PLC, Class A Shares	161,940	4,683,982
Royal Dutch Shell PLC, Class B Shares	108,164	2,979,939
Total SA	92,732	5,383,181
Yanzhou Coal Mining Co., Ltd., Class H Shares	1,170,000	2,805,860

Total Oil, Gas & Consumable Fuels		35,671,452

TOTAL ENERGY		47,097,756

FINANCIALS - 21.6%
Capital Markets - 2.5%
Credit Suisse Group AG, Registered Shares	120,012	6,186,127
Deutsche Bank AG, Registered Shares	68,929	5,309,435
Macquarie Group Ltd.	42,241	1,831,526
Mizuho Securities Co., Ltd.	253,000	801,027

Total Capital Markets		14,128,115

Commercial Banks - 11.7%
Australia & New Zealand Banking Group Ltd.	75,729	1,762,335
Banco Bilbao Vizcaya Argentaria SA	98,349	1,345,620
Banco Santander SA	139,048	1,848,004
Bank of China Ltd.	2,824,000	1,502,157
Bank of Cyprus Public Company Ltd.	143,200	905,174
Bank of Montreal	47,000	2,852,902
Bank of Nova Scotia	36,900	1,848,542
Barclays PLC	1,117,880	6,112,064
BNP Paribas SA	99,076	7,608,837
Commonwealth Bank of Australia	59,798	3,088,837
Danske Bank A/S	68,512	1,685,516	*
DNB NOR ASA	165,400	1,889,666	*
Gunma Bank Ltd.	237,000	1,310,611
HSBC Holdings PLC	534,028	5,413,385
Mitsubishi UFJ Financial Group Inc.	793,200	4,157,322
National Australia Bank Ltd.	171,617	4,333,969
Standard Chartered PLC	176,312	4,809,270
Sumitomo Mitsui Financial Group Inc.	78,000	2,578,030
UniCredit SpA	1,581,600	4,672,913	*
Westpac Banking Corp.	149,738	3,825,413
Woori Finance Holdings Co., Ltd.	233,880	3,431,356

Total Commercial Banks		66,981,923

Diversified Financial Services - 1.0%
Bolsas y Mercados Espanoles	86,121	2,305,450
Corporacion Financiera Alba SA	35,000	1,751,929
ING Groep NV, CVA	197,073	1,967,578	*

Total Diversified Financial Services		6,024,957

Insurance - 5.2%
Aegon NV	370,594	2,537,753	*
Allianz AG, Registered Shares	33,872	4,246,901
Aviva PLC	689,166	4,029,501
Baloise Holding AG	42,100	3,733,261
CNP Assurances	37,200	3,513,074
Muenchener Rueckversicherungs-Gesellschaft AG (MunichRe), Registered Shares	31,600	5,128,069
Sampo Oyj, Class A Shares	105,746	2,805,100
Sun Life Financial Inc.	35,400	1,138,697
Tokio Marine Holdings Inc.	42,100	1,185,681
Trygvesta A/S	23,250	1,534,590

Total Insurance		29,852,627

Real Estate Management & Development - 1.2%
Daito Trust Construction Co., Ltd.	71,000	3,425,072
Sino Land Co., Ltd.	1,708,000	3,361,334

Total Real Estate Management & Development		6,786,406

TOTAL FINANCIALS		123,774,028

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH INTERNATIONAL EQUITY TRUST

Schedule of investments (unaudited) (continued)	March 31, 2010

SECURITY	SHARES	VALUE
HEALTH CARE - 7.9%
Health Care Equipment & Supplies - 0.5%
Nobel Biocare Holding AG, Registered Shares	108,767	$2,908,981

Health Care Providers & Services - 0.2%
Medipal Holdings Corp.	96,700	1,145,009

Pharmaceuticals - 7.2%
AstraZeneca PLC	170,243	7,592,718
GlaxoSmithKline PLC	493,037	9,468,258
Novartis AG, Registered Shares	159,125	8,594,621
Roche Holding AG	37,971	6,158,044
Sanofi-Aventis	94,460	7,041,275
Takeda Pharmaceutical Co., Ltd.	56,600	2,491,272

Total Pharmaceuticals		41,346,188

TOTAL HEALTH CARE		45,400,178

INDUSTRIALS - 12.7%
Aerospace & Defense - 0.5%
MTU Aero Engines Holding AG	44,985	2,617,194

Air Freight & Logistics - 0.8%
Yamato Holdings Co., Ltd.	309,000	4,342,989

Commercial Services & Supplies - 1.3%
Downer EDI Ltd.	436,552	3,028,551
Toppan Printing Co., Ltd.	514,000	4,640,240

Total Commercial Services & Supplies		7,668,791

Electrical Equipment - 1.5%
Alstom SA	61,652	3,844,590
Nexans SA	17,788	1,516,241
Prysmian SpA	170,908	3,358,678

Total Electrical Equipment		8,719,509

Industrial Conglomerates - 2.6%
Bidvest Group Ltd.	186,386	3,486,541
Jardine Matheson Holdings Ltd.	52,000	1,731,600
Koninklijke Philips Electronics NV	59,120	1,895,650
Siemens AG, Registered Shares	78,481	7,859,929

Total Industrial Conglomerates		14,973,720

Machinery - 2.7%
Alfa Laval AB	343,000	5,049,566
IMI PLC	415,910	4,165,544
Metso Corp.	42,835	1,383,316
SembCorp Marine Ltd.	1,620,000	4,852,068

Total Machinery		15,450,494

Professional Services - 0.2%
WS Atkins PLC	149,200	1,403,747

Road & Rail - 0.5%
Arriva PLC	236,000	2,625,091

Trading Companies & Distributors - 2.6%
Itochu Corp.	227,000	1,988,587
Mitsubishi Corp.	102,000	2,673,013
Mitsui & Co., Ltd.	401,100	6,740,059
Sojitz Corp.	1,667,000	3,227,372

Total Trading Companies & Distributors		14,629,031

TOTAL INDUSTRIALS		72,430,566

INFORMATION TECHNOLOGY - 6.4%
Communications Equipment - 2.0%
Nokia Oyj	236,567	3,684,058
Research In Motion Ltd.	44,700	3,311,845	*
Tandberg ASA	152,000	4,335,038

Total Communications Equipment		11,330,941

Computers & Peripherals - 0.4%
Fujitsu Ltd.	379,000	2,480,993

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH INTERNATIONAL EQUITY TRUST

Schedule of investments (unaudited) (continued)	March 31, 2010

SECURITY	SHARES	VALUE
Electronic Equipment, Instruments & Components - 0.8%
Hitachi Ltd.	1,164,000	$4,345,235	*

IT Services - 1.4%
Nomura Research Institute Ltd.	159,300	3,629,361
NTT Data Corp.	1,356	4,518,066

Total IT Services		8,147,427

Office Electronics - 0.4%
Konica Minolta Holdings Inc.	182,500	2,129,720

Semiconductors & Semiconductor Equipment - 1.4%
Infineon Technologies AG	609,178	4,228,300	*
United Microelectronics Corp., ADR	986,900	3,710,744	*

Total Semiconductors & Semiconductor Equipment		7,939,044

TOTAL INFORMATION TECHNOLOGY		36,373,360

MATERIALS - 12.1%
Chemicals - 2.7%
BASF SE	23,683	1,468,864
Givaudan SA, Registered Shares	2,345	2,057,213
Incitec Pivot Ltd.	409,963	1,305,423
Mitsui Chemicals Inc.	1,483,000	4,489,132
Solvay SA	21,957	2,257,136
Syngenta AG	5,700	1,582,853
Yara International ASA	58,750	2,550,394

Total Chemicals		15,711,015

Construction Materials - 0.5%
Cemex SAB de CV, Participation Certificates, ADR	257,600	2,630,096	*

Metals & Mining - 8.9%
Anglo American PLC	71,781	3,130,579	*
BHP Billiton Ltd.	240,550	9,622,088
BHP Billiton PLC	179,200	6,145,750
Eurasian Natural Resources Corp.	187,367	3,389,205
IAMGOLD Corp.	90,400	1,201,595
JFE Holdings Inc.	31,100	1,252,450
Mitsubishi Materials Corp.	585,000	1,683,228	*
Norsk Hydro ASA	309,400	2,358,295	*
Novolipetsk Steel OJSC, GDR	44,300	1,534,995	*(a)(b)
Rio Tinto Ltd.	89,700	6,453,356
Rio Tinto PLC	100,200	5,937,685
Sumitomo Metal Industries Ltd.	896,000	2,712,247
ThyssenKrupp AG	63,215	2,173,383
Voestalpine AG	76,300	3,086,486

Total Metals & Mining		50,681,342

TOTAL MATERIALS		69,022,453

TELECOMMUNICATION SERVICES - 5.0%
Diversified Telecommunication Services - 2.7%
France Telecom SA	44,044	1,053,831
Nippon Telegraph & Telephone Corp.	108,600	4,576,789
Portugal Telecom, SGPS, SA, Registered Shares	251,929	2,816,739
Telecom Italia SpA	2,066,896	2,975,903
Telefonica SA	93,175	2,207,354
Vimpel Communications, ADR	92,900	1,710,289

Total Diversified Telecommunication Services		15,340,905

Wireless Telecommunication Services - 2.3%
America Movil SAB de CV, Series L Shares, ADR	60,600	3,050,604
Mobile TeleSystems, ADR	50,700	2,813,850
Vodafone Group PLC	3,241,628	7,477,134

Total Wireless Telecommunication Services		13,341,588

TOTAL TELECOMMUNICATION SERVICES		28,682,493

UTILITIES - 5.6%
Electric Utilities - 2.3%
E.ON AG	77,697	2,868,576
Energias de Portugal SA	656,100	2,607,974

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH INTERNATIONAL EQUITY TRUST

Schedule of investments (unaudited) (continued)	March 31, 2010

SECURITY	SHARES	VALUE
Electric Utilities - continued
HongKong Electric Holdings Ltd.	203,500	$1,205,654
Kansai Electric Power Co. Inc.	207,900	4,763,309
Red Electrica de Espana	32,378	1,737,666

Total Electric Utilities		13,183,179

Gas Utilities - 1.0%
Snam Rete Gas SpA	425,580	2,156,974
Tokyo Gas Co., Ltd.	853,000	3,759,076

Total Gas Utilities		5,916,050

Multi-Utilities - 2.3%
GDF Suez	134,693	5,203,002
National Grid PLC	321,025	3,125,100
RWE AG	53,301	4,722,611

Total Multi-Utilities		13,050,713

TOTAL UTILITIES		32,149,942

TOTAL COMMON STOCKS (Cost - $501,465,105)		549,376,412

PREFERRED STOCKS - 1.8%
CONSUMER DISCRETIONARY - 0.6%
Media - 0.6%
ProSiebenSat.1 Media AG	220,496	3,722,663

CONSUMER STAPLES - 0.7%
Household Products - 0.7%
Henkel AG & Co. KGaA	71,104	3,828,021

FINANCIALS - 0.5%
Commercial Banks - 0.5%
Itau Unibanco Holding SA	127,700	2,800,517

TOTAL PREFERRED STOCKS (Cost - $9,181,170)		10,351,201

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $510,646,275)		559,727,613

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 1.8%
Repurchase Agreements - 1.8%
Banc of America repurchase agreement dated 3/31/10; Proceeds at maturity - $5,035,062; (Fully collateralized by U.S. government agency obligations, 4.375% due 7/17/15; Market value - $5,147,208)	0.000%	4/1/10	$5,035,062	5,035,062
Goldman Sachs & Co. repurchase agreement dated 3/31/10; Proceeds at maturity - $5,035,064; (Fully collateralized by U.S. government agency obligations, 4.300% due 3/30/20; Market value - $5,140,000)	0.010%	4/1/10	5,035,063	5,035,063

TOTAL SHORT-TERM INVESTMENTS (Cost - $10,070,125)				10,070,125

TOTAL INVESTMENTS - 99.6% (Cost - $520,716,400#)				569,797,738
Other Assets in Excess of Liabilities - 0.4%				2,562,407

TOTAL NET ASSETS - 100.0%				$572,360,145

*	Non-income producing security.

(a)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipt
CVA	— Certificaaten van aandelen (Share Certificates)
GDR	— Global Depositary Receipt

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH INTERNATIONAL EQUITY TRUST

Schedule of investments (unaudited) (cont’d)	March 31, 2010

Summary of Investment by Country*

Japan	19.4%
United Kingdom	19.3
Germany	10.2
France	8.2
Switzerland	6.4
Australia	6.2
Italy	3.7
Norway	3.6
Netherlands	2.7
Canada	2.2
Spain	2.0
Russia	1.4
Finland	1.4
Hong Kong	1.1
Mexico	1.0
Portugal	0.9
Austria	0.9
Sweden	0.9
Singapore	0.8
China	0.8
Greece	0.7
Taiwan	0.6
South Africa	0.6
South Korea	0.6
Denmark	0.6
Brazil	0.5
Bermuda	0.5
Belgium	0.4
Luxembourg	0.4
Cyprus	0.2
Short Term Investments	1.8
100.0%

*	As a percentage of total investments. Please note that Fund holdings are as of March 31, 2010 and are subject to change.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Batterymarch International Equity Trust (the “Fund”), is a separate diversified investment series of Legg Mason Global Trust, Inc. (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts to a single present amount.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks:
Materials	$67,487,458	$1,534,995	—	$69,022,453
Other common stocks	480,353,959	—	—	480,353,959
Preferred stocks:	10,351,201	—	—	10,351,201

Total long-term investments	$558,192,618	$1,534,995	—	$559,727,613

Short-term investments†	—	10,070,125	—	10,070,125

Total investments	$558,192,618	$11,605,120	—	$569,797,738

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)

For the quarter ended March 31, 2010, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period.

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Forward Foreign Currency Contracts. The Fund may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

When entering into a Forward foreign currency contract, the Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$71,761,319
Gross unrealized depreciation	(22,679,981)

Net unrealized appreciation	$49,081,338

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

At March 31, 2010, the Fund did not have any derivative instruments outstanding. During the period ended March 31, 2010, the Fund had an average market value of $3,331,333 in forward foreign currency contracts (to sell).

Notes to Schedule of Investments (unaudited) (continued)

The Fund has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and or percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s International Swap and Derivatives Association, Inc. master agreements which govern positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.

Item 2. Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are effective, and that the disclosure controls and procedures are reasonably designed to ensure (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and (2) that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3. Exhibits

Certifications as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Trust, Inc.

By:	/S/ DAVID R. ODENATH
David R. Odenath
President and Director

Date: May 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ DAVID R. ODENATH
David R. Odenath
President and Director

Date: May 26, 2010

By:	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer and Treasurer

Date: May 26, 2010